Long-term investments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment loss on investments	$ 0	$ 0	$ 0
Xiamen Blue Wave
Equity interest	20.00%
Ownership percentage diluted	15.00%
Carrying value of cost method investment	$ 1,882,146	$ 1,839,109	$ 1,720,134
Renchao Huyu
Equity interest	49.00%
Shanghai
Equity interest	51.00%